Schedule I - Condensed Financial Statements (Details 5) (Holdco Notes, USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Oct. 17, 2012	Oct. 31, 2012	Oct. 17, 2012 Parent Company	Oct. 31, 2012 Parent Company	May 01, 2013 Parent Company NBTY	Oct. 31, 2012 Parent Company NBTY
Long Term Debt
Debt issued	$ 550,000		$ 550,000
Cash interest rate (as a percent)	7.75%		7.75%
PIK interest (as a percent)	8.50%		8.50%
Dividend received					22,970	193,956
Dividend paid		$ 721,682		$ 721,682